COMMITMENTS	12 Months Ended
Dec. 31, 2025
COMMITMENTS
COMMITMENTS

Note 18 — COMMITMENTS

Operating lease commitments

The total future minimum lease payments, including the agreed-upon property management fee under the non-cancellable operating lease with respect to the contractual obligations, were as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Within 1 year	143,438	143,438	20,503
1 – 2 years	71,719	143,438	20,503
Total	215,157	286,876	41,006